Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Large Growth

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a secondary index.

The fund is newly organized. The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Large Growth (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganization, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class I3 and Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I3 and Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.59%
Worst	12/31/2008	-22.89%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Large Growth	0.75%	13.43%	6.85%	09/11/2000

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017

Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Large Growth

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a secondary index.

The fund is newly organized. The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Large Growth (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganization, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class I3 and Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I3 and Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.59%
Worst	12/31/2008	-22.89%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Large Growth	0.75%	13.43%	6.85%	09/11/2000

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a secondary index.

The fund is newly organized. The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Large Growth (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganization, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class I3 and Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I3 and Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a secondary index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) – Class R4
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.59%
Worst	12/31/2008	-22.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016) – Class R4
Transamerica Large Growth | Class R4
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	11.93%
2008	rr_AnnualReturn2008	(40.04%)
2009	rr_AnnualReturn2009	35.06%
2010	rr_AnnualReturn2010	16.44%
2011	rr_AnnualReturn2011	(2.12%)
2012	rr_AnnualReturn2012	14.76%
2013	rr_AnnualReturn2013	35.00%
2014	rr_AnnualReturn2014	10.46%
2015	rr_AnnualReturn2015	8.89%
2016	rr_AnnualReturn2016	0.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	13.43%
10 Years	rr_AverageAnnualReturnYear10	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2000
Transamerica Large Growth | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Transamerica Large Growth | S&P 500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%